Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions for Sundry Creditors

NOTE 18. PROVISIONS FOR SUNDRY CREDITORS

At December 31, 2017 and 2016, the provisions for sundry creditors and others is as follows:

	2017		2016
Provision for plugging of wells (Note 12)	Ps.	68,797,600	Ps.	64,967,710
Provision for trails in process (Note 25)		7,812,689		15,119,692
Provision for environmental costs		11,067,134		8,230,476

	Ps.	87,677,423	Ps.	88,317,878

The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2017		2016
Balance at the beginning of the year	Ps.	64,967,710	Ps.	56,894,695
Decrease capitalized in fixed assets		(3,791,482)		(3,878,503)
Unwinding of discount against income		7,774,000		11,968,966
Amount used		(152,628)		(17,448)

Balance at the end of the year	Ps.	68,797,600	Ps.	64,967,710

	Trials in progress
	2017		2016
Balance at the beginning of the year	Ps.	15,119,692	Ps.	12,775,263
Additions against income		2,835,357		3,049,202
Provision cancellation		(1,973,153)		(632,806)
Amount used		(8,169,207)		(71,967)

Balance at the end of the year	Ps.	7,812,689	Ps.	15,119,692

	Environmental costs
	2017		2016
Balance at the beginning of the year	Ps.	8,230,476	Ps.	3,521,838
Additions against income		3,203,982		6,118,454
Provision cancellation		(312,937)		(1,347,285)
Amount used		(54,387)		(62,531)

Balance at the end of the year(1)	Ps.	11,067,134	Ps.	8,230,476

(1)	PEMEX is subject to the provisions of the Ley General del Equilibrio Ecológico y la Protección al Ambiente (General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements with the Procuraduría Federal de Protección al Ambiente (Federal Attorney of Environmental Protection) to implement environmental remediation and improve environmental plans. Such plans contemplate remediation for environmental damages, as well as related investments for the improvement of equipment, maintenance, labor and materials.

Provision for plugging of wells

PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built. Present value is determined based on discount rates ranging from 4.0% to 10.5% in 2017.

The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.

Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas.